Related Party Transactions (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Advisory fees paid	$ 169,000	$ 202,800
Mr. Geoffrey Kempler [Member]
Disclosure of transactions between related parties [line items]
Advisory fees paid			$ 277,800
Mr. Lawrence Gozlan [Member]
Disclosure of transactions between related parties [line items]
Advisory fees paid			$ 37,500